Other Receivables- Long Term (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Schedule of other long term receivables
	December 31,
	2023	2022

Income receivables	50	180
Prepaid expenses	183	-

	233	180